UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            55.1%
--------------------------------------------------------------------------------
Federal Home Loan Corp.                                                    15.8
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                  8.3
--------------------------------------------------------------------------------
U.S. Treasury                                                               1.6
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                          1.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of investments.

For up-to-date Top Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Treasury                1.7%

Agency                 55.2

AAA                    37.4

AA                      0.3

A                       0.3

Not Rated               5.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category. The Fund may invest in securities of any maturity, including those issued by private issuers and federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S.Treasury securities are not rated but are deemed to have the highest rating equivalency.
--------------------------------------------------------------------------------


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, Class B performance "since inception" does not include contingent deferred sales charge and uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING           EXPENSES
                            ACCOUNT           ACCOUNT          PAID DURING
                            VALUE             VALUE            6 MONTHS ENDED
                            (9/1/05)          (2/28/06)        FEBRUARY 28, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00         $   997.80       $ 4.47
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,020.33         4.52
--------------------------------------------------------------------------------
Class B Actual               1,000.00             993.00         8.19
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,016.61         8.28
--------------------------------------------------------------------------------
Class C Actual               1,000.00             994.00         8.19
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,016.61         8.28
--------------------------------------------------------------------------------
Class N Actual               1,000.00             995.50         5.66
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00           1,019.14         5.72
--------------------------------------------------------------------------------
Class Y Actual               1,000.00             998.60         3.03
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00           1,021.77         3.06

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.90%
----------------------------
Class B            1.65
----------------------------
Class C            1.65
----------------------------
Class N            1.14
----------------------------
Class Y            0.61

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.6%
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.63%, 4/20/08 1                                                       $      1,350,000   $       1,350,967
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                                 4,780,000           4,687,388
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                                  184,219             183,757
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                                  615,637             612,628
------------------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                                                851,565             850,511
------------------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan
Pass-Through Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 2,3                                   1,827,673              80,064
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                           1,480,000           1,475,406
Series 2005-17, Cl. 1AF1, 4.781%, 5/25/36 1                                                           3,004,600           3,006,282
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                             980,000             976,170
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 2,3                                                                     4,550,157              56,877
------------------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                              2,655,124           2,646,778
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates,
Home Equity Receivables,
Series 2005-FF10, Cl. A3, 4.791%, 11/25/35 1                                                          6,310,000           6,313,698
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                                 2,225,978           2,222,748
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                              3,134,155           3,131,088
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                            2,761,529           2,744,934
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust,
Home Equity Pass-Through Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                              950,000             937,079
Series 2005-6, Cl. A3, 5.679%, 1/25/36 1                                                              1,550,000           1,545,328
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                                    47,696              47,676
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                             1,655,599           1,646,125
                                                                                                                  ------------------
Total Asset-Backed Securities (Cost $40,912,151)                                                                         34,515,504

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--85.3%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--70.5%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--69.2%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                   6,096,456           6,300,310


                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.:
5%, 7/1/33-5/1/34                                                                              $     14,584,824   $      14,186,213
5%, 6/1/34 4                                                                                          3,473,483           3,373,987
6%, 7/1/24-10/1/34                                                                                   17,701,584          17,938,778
6.50%, 4/1/18-3/1/29                                                                                  2,694,941           2,764,487
7%, 8/1/16-3/1/32                                                                                    13,660,637          14,133,907
7.50%, 9/1/12-2/1/32                                                                                  1,038,238           1,088,356
8%, 4/1/16                                                                                            2,141,576           2,278,424
9%, 8/1/22-5/1/25                                                                                       492,850             534,787
11.50%, 6/1/20-11/17/20                                                                                 373,275             407,640
12.50%, 7/1/19                                                                                          143,762             157,975
13%, 8/1/15                                                                                             117,210             129,336
14%, 1/1/11                                                                                              41,107              45,645
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 3057, Cl. LG, 5%, 10/15/35                                         5,000,000           4,751,609
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1644, Cl. S, 4.746%, 12/15/23 1                                                                4,854,822           4,880,814
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                   2,316,429           2,365,325
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                    1,479,532           1,508,077
Series 2220, Cl. PD, 8%, 3/15/30                                                                        519,710             551,880
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                   1,453,030           1,488,664
Series 2368, Cl. PR, 6.50%, 10/15/31                                                                  5,717,732           5,866,415
Series 2387, Cl. PD, 6%, 4/15/30                                                                      1,441,592           1,449,706
Series 2392, Cl. PV, 6%, 12/15/20                                                                     9,952,000          10,074,431
Series 2456, Cl. BD, 6%, 3/15/30                                                                        358,452             358,646
Series 2500, Cl. FD, 5.07%, 3/15/32 1                                                                 1,169,458           1,179,014
Series 2526, Cl. FE, 4.97%, 6/15/29 1                                                                 1,622,687           1,632,366
Series 2551, Cl. EA, 4%, 12/15/12                                                                       562,833             561,819
Series 2551, Cl. FD, 4.97%, 1/15/33 1                                                                 1,265,691           1,279,702
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                   2,649,124           2,649,390
Series 2691, Cl. MG, 4.50%, 10/15/33                                                                 15,616,000          14,262,808
Series 2939, Cl. PE, 5%, 2/15/35                                                                      8,458,000           7,961,104
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                            119,368             119,182
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 14.587%, 2/1/28 5                                                                   655,384             128,330
Series 195, Cl. IO, 6.807%, 4/1/28 5                                                                  9,275,590           2,208,233
Series 200, Cl. IO, 12.974%, 1/1/29 5                                                                   773,100             168,396
Series 205, Cl. IO, 10.962%, 9/1/29 5                                                                 4,196,143             955,052
Series 206, Cl. IO, (13.153)%, 12/1/29 5                                                              1,211,951             260,977
Series 217, Cl. IO, 5.60%, 1/1/32 5                                                                   1,527,523             343,063
Series 2003-118, Cl. S, 17.326%, 12/25/33 5                                                           9,531,101           1,127,969
Series 2074, Cl. S, 4.781%, 7/17/28 5                                                                   859,974              74,147
Series 2079, Cl. S, 4.133%, 7/17/28 5                                                                 1,349,768             122,325
Series 2122, Cl. S, 12.746%, 2/15/29 5                                                                6,140,539             478,539
Series 2304, Cl. SK, 11.755%, 6/15/29 5                                                               5,525,609             378,488


                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Series 2493, Cl. S, 13.925%, 9/15/29 5                                                         $      1,241,550   $          96,438
Series 2526, Cl. SE, 7.948%, 6/15/29 5                                                                2,149,159             139,322
Series 2819, Cl. S, 3.825%, 6/15/34 5                                                                18,691,669           1,445,404
Series 2920, Cl. S, 6.36%, 1/15/35 5                                                                 11,519,262             554,086
Series 3000, Cl. SE, 13.883%, 7/15/25 5                                                              12,722,790             462,892
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                         2,946,431           2,867,724
4.50%, 3/1/21 6                                                                                       1,800,000           1,748,812
5%, 2/1/18-9/1/33                                                                                    15,195,428          14,955,705
5%, 3/1/36 6                                                                                         58,898,000          57,223,059
5.50%, 2/1/33-1/1/34                                                                                 59,888,775          59,489,715
5.50%, 3/1/21-3/1/36 6                                                                               79,383,000          78,784,700
6%, 6/1/16-5/1/33                                                                                    64,671,047          65,768,864
6.50%, 11/1/28-1/1/34                                                                                19,124,454          19,650,709
6.50%, 4/1/35 6                                                                                      50,131,000          51,290,279
7%, 11/1/17-3/1/36                                                                                   33,579,737          34,832,349
7%, 10/1/28-4/1/36 6                                                                                 17,225,000          17,885,989
7.50%, 2/1/27-8/1/33                                                                                 19,542,870          20,557,445
8%, 12/1/22                                                                                              76,218              81,484
8.50%, 7/1/32                                                                                           232,861             252,180
11%, 7/1/16                                                                                              66,516              73,562
11.50%, 11/1/15                                                                                          55,455              60,677
13%, 11/1/12                                                                                              7,241               7,628
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 1.591%, 7/25/41 5                                                              9,183,402             220,673
Commercial Mtg. Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                   10,000,000          10,460,399
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                       169,248             171,991
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                                       30,830              30,759
Trust 2001-42, Cl. QF, 5.561%, 9/25/31 1                                                              7,151,930           7,324,318
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                      818,423             821,815
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                5,225,792           5,364,191
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                    1,027,284           1,033,626
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                      579,737             581,977
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                      231,777             231,856
Trust 2002-52, Cl. FD, 5.03%, 9/25/32 1                                                               1,551,140           1,558,400
Trust 2002-52, Cl. FG, 5.081%, 9/25/32 1                                                              1,869,558           1,894,861
Trust 2002-77, Cl. WF, 4.97%, 12/18/32 1                                                              1,930,764           1,947,694
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                 3,128,000           3,122,688
Trust 2003-116, Cl. FA, 4.981%, 11/25/33 1                                                            1,100,786           1,105,950
Trust 2004-38, Cl. FT, 5.011%, 10/25/33 1                                                            12,082,894          12,112,100
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                   4,060,000           3,975,133
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                                    1,623,000           1,530,389
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                               2,490,000           2,437,359
Trust 2005-100, Cl. F, 4.881%, 11/25/35 1                                                            26,086,763          26,065,299


                     17 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 5.771%, 4/25/32 5                                                       $      1,127,881   $          91,606
Trust 2002-38, Cl. SO, 1.986%, 4/25/32 5                                                              1,638,579              97,798
Trust 2002-39, Cl. SD, 1.091%, 3/18/32 5                                                              1,731,820             150,908
Trust 2002-41, Cl. S, 3.369%, 7/25/32 5                                                               5,300,933             409,424
Trust 2002-48, Cl. S, 5.509%, 7/25/32 5                                                               1,851,353             164,476
Trust 2002-52, Cl. SL, 5.741%, 9/25/32 5                                                              1,154,413             118,086
Trust 2002-53, Cl. SK, 1.432%, 4/25/32 5                                                              1,080,258             100,389
Trust 2002-56, Cl. SN, 6.816%, 7/25/32 5                                                              2,529,737             225,919
Trust 2002-77, Cl. IS, 4.918%, 12/18/32 5                                                             2,791,653             253,156
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 10.866%, 5/1/23 5                                                                   3,384,419             763,066
Trust 240, Cl. 2, 19.993%, 9/1/23 5                                                                   2,179,859             480,291
Trust 252, Cl. 2, 10.18%, 11/1/23 5                                                                   1,568,282             361,890
Trust 303, Cl. IO, 11.673%, 11/1/29 5                                                                 1,211,183             274,734
Trust 321, Cl. 2, 10.569%, 4/1/32 5                                                                   5,399,119           1,230,617
Trust 322, Cl. 2, 13.829%, 4/1/32 5                                                                   1,704,304             367,193
Trust 324, Cl. 2, 5.606%, 7/1/32 5                                                                    4,148,655             941,564
Trust 327, Cl. 2, 13.52%, 9/1/32 5                                                                    5,149,209           1,098,123
Trust 329, Cl. 2, 10.509%, 1/1/33 5                                                                   2,861,203             643,748
Trust 333, Cl. 2, 11.82%, 4/1/33 5                                                                    9,110,210           2,042,387
Trust 338, Cl. 2, 9.77%, 7/1/33 5                                                                    17,267,667           3,861,205
Trust 346, Cl. 2, 11.421%, 12/1/33 5                                                                 16,964,210           3,735,587
Trust 350, Cl. 2, 11.268%, 3/1/34 5                                                                  11,834,635           2,605,925
Trust 2001-61, Cl. SH, 15.591%, 11/18/31 5                                                            5,946,757             524,552
Trust 2001-63, Cl. SD, 8.385%, 12/18/31 5                                                             1,927,915             170,086
Trust 2001-68, Cl. SC, 6.103%, 11/25/31 5                                                             1,368,948             121,272
Trust 2001-81, Cl. S, 8.212%, 1/25/32 5                                                               1,397,848             118,621
Trust 2002-9, Cl. MS, 5.524%, 3/25/32 5                                                               2,089,171             186,716
Trust 2002-52, Cl. SD, 0.874%, 9/25/32 5                                                              1,551,140             143,466
Trust 2002-77, Cl. SH, 9.144%, 12/18/32 5                                                             1,676,587             137,075
Trust 2003-4, Cl. S, 15.276%, 2/25/33 5                                                               3,258,275             335,940
Trust 2005-40, Cl. SB, 12.161%, 5/25/35 5                                                             7,664,621             386,612
Trust 2005-71, Cl. SA, 14.156%, 8/25/25 5                                                             8,088,856             440,903
                                                                                                                  ------------------
                                                                                                                        665,330,152

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.3%
Government National Mortgage Assn.:
4.375%, 4/20/17 1                                                                                        49,098              49,042
6.50%, 11/15/23-12/15/23                                                                                148,614             155,105
7%, 1/15/28-1/20/30                                                                                   1,084,164           1,131,275
7.50%, 10/15/06-11/15/26                                                                                881,305             929,143
8%, 6/15/06-8/15/28                                                                                     212,124             226,803
8.25%, 4/15/08                                                                                            4,938               5,085


                     18 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
8.50%, 8/15/17-12/15/17                                                                        $        802,059   $         862,927
9%, 9/15/08-5/15/09                                                                                      14,933              15,551
9.50%, 7/15/18-12/15/19                                                                                  49,695              54,840
10%, 8/15/17-8/15/19                                                                                     86,929              96,417
10.50%, 8/15/13-5/15/21                                                                                 440,597             490,235
11%, 10/20/19-7/20/20                                                                                   390,664             425,345
11.50%, 2/15/13                                                                                          12,907              14,089
12%, 12/15/12-3/15/14                                                                                     6,524               7,431
12.50%, 1/15/14-11/15/14                                                                                 98,435             109,138
13%, 4/15/11-12/15/14                                                                                    13,943              15,192
13.50%, 5/15/11-1/15/13                                                                                  15,892              17,835
14%, 6/15/11                                                                                              4,126               4,653
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates,
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                   7,255,833           7,735,012
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 3.247%, 3/16/28 5                                                              1,642,670             123,474
Series 1998-19, Cl. SB, 3.389%, 7/16/28 5                                                             2,700,364             239,813
                                                                                                                  ------------------
                                                                                                                         12,708,405

------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--14.8%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--12.1%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A2, 7.643%, 11/13/29 1                                                           3,000,000           3,097,216
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                              4,243,377           4,322,760
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                              5,570,000           5,436,994
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                4,590,000           4,457,045
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                4,573,037           4,559,354
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                3,279,234           3,326,373
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                                               853,977             853,665
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.667%, 6/22/24 5                                       41,868,976           1,610,268
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44 1                                               5,020,000           5,026,952
------------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-SP GA, Cl. B, 6.662%, 8/13/18                                 10,767,000          11,494,155
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                        2,698,569           2,761,254
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                               2,610,000           2,577,082


                     19 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                             $      1,603,990   $       1,634,073
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                   2,960,000           2,949,560
------------------------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 7.50%, 1/17/34 5                               168,769,263           2,490,123
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                 10,000,000          10,761,356
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                  1,120,000           1,091,601
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                 3,140,000           3,100,822
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 3                                                                                558,609             458,933
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                  5,067,056           5,074,245
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                               4,110,000           4,080,846
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                               3,480,000           3,577,295
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                               10,000,000          10,468,368
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                         8,181,000           8,869,301
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Interest-Only Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 15.189%, 2/25/32 5                                           19,825,471           2,986,047
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                            3,140,000           3,100,224
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 1                                              3,773,014           3,767,444
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.521%, 1/25/35 1                                                                            2,672,515           2,660,184
                                                                                                                  ------------------
                                                                                                                        116,593,540

------------------------------------------------------------------------------------------------------------------------------------
OTHER--1.1%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.741%, 9/25/32 1                                                            3,811,418           3,852,613
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                             3,790,000           3,719,166
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 4.831%, 7/25/45 1                                            2,440,880           2,442,124
                                                                                                                  ------------------
                                                                                                                         10,013,903


                     20 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                                         PRINCIPAL            VALUE
                                                                                                            AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.6%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                                                                             $   7,770,792   $     7,899,500
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                    2,500,000         2,476,841
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                 4,028,335         3,480,770
------------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, (2.643)%, 6/15/25 5                                                           12,183,338           302,167
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, CMO, Series 2000-1,
Cl. M3, 6.331%, 1/25/40 1                                                                               1,271,012         1,282,225
                                                                                                                    ----------------
                                                                                                                         15,441,503
                                                                                                                    ----------------

Total Mortgage-Backed Obligations (Cost $821,313,976)                                                                   820,087,503

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--31.6%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                                    3,170,000         3,098,450
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 7                                                                                      33,277,000        32,266,744
4.375%, 11/16/07                                                                                        1,790,000         1,774,710
4.625%, 2/21/08                                                                                         3,490,000         3,473,032
6.625%, 9/15/09                                                                                        18,340,000        19,341,896
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 4                                                                                       12,810,000        12,699,322
4.75%, 12/15/10                                                                                         3,270,000         3,247,561
6%, 5/15/11                                                                                            20,772,000        21,763,178
6.625%, 9/15/09                                                                                         6,890,000         7,268,674
7.25%, 1/15/10-5/15/30                                                                                 60,933,000        67,270,176
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Unsec. Reference Nts., 6%, 6/15/11                                                          1,580,000         1,659,916
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.92%, 1/15/21 8                                                      25,656,000        12,543,193
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                                          3,605,000         3,432,032
5.375%, 11/13/08                                                                                       16,600,000        16,780,060
5.88%, 4/1/36                                                                                           9,825,000        11,184,780
Series A, 6.79%, 5/23/12                                                                               61,107,000        66,867,801
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.25%, 5/15/16                                                                                          4,325,000         5,235,957
11.25%, 2/15/15                                                                                         1,450,000         2,148,549
STRIPS, 4.90%, 2/15/16 8                                                                               19,030,000        12,053,507
                                                                                                                    ----------------
Total U.S. Government Obligations (Cost $307,177,301)                                                                   304,109,538


                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.42% in joint repurchase agreement (Principal Amount/ Value
$1,413,415,000, with a maturity value of $1,413,592,855) with UBS Warburg LLC, 4.53%, dated
2/28/06, to be repurchased at $5,963,750 on 3/1/06, collateralized by Federal National Mortgage
Assn., 5%, 6/1/35, with a value of $1,445,671,427 (Cost $5,963,000)                                 $   5,963,000   $     5,963,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities
Loaned) (Cost $1,175,366,428)                                                                                         1,164,675,545

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.5%
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
Undivided interest of 1.441% in joint repurchase agreement (Principal Amount/ Value
$1,000,000,000, with a maturity value of $1,000,127,292) with Bank of America NA, 4.5825%, dated
2/28/06, to be repurchased at $14,412,445 on 3/1/06, collateralized by U.S. Agency Mortgages,
5%--6%, 3/1/34--10/1/35, with a value of $1,023,918,877 9 (Cost $14,410,611)                           14,410,611        14,410,611

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,189,777,039)                                                           122.6%    1,179,086,156
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (22.6)     (217,564,548)
                                                                                                    --------------------------------
NET ASSETS                                                                                                  100.0%  $   961,521,608
                                                                                                    ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2006 was $595,874, which represents 0.06% of the Fund's net assets. See Note 8 of Notes to Financial Statements.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $8,581,220. See Note 5 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $39,499,561 or 4.11% of the Fund's net assets as of February 28, 2006.

6. When-issued security or forward commitment to be delivered and settled after February 28, 2006. See Note 1 of Notes to Financial Statements.

7. Partial or fully-loaned security. See Note 9 of Notes to Financial
Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned of
   $14,191,620) (cost $1,189,777,039)--see accompanying
   statement of investments                                    $  1,179,086,156
--------------------------------------------------------------------------------
Cash                                                                    935,124
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                 4,265
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward
   commitment                                                        80,026,617
Interest and principal paydowns                                       7,293,556
Shares of beneficial interest sold                                    1,004,148
Futures margins                                                         227,582
Other                                                                    55,131
                                                               -----------------
Total assets                                                      1,268,632,579

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           14,410,611
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                 1,842
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $286,202,159 purchased on a
   when-issued basis or forward commitment)                         286,644,615
Shares of beneficial interest redeemed                                4,712,646
Dividends                                                               440,815
Distribution and service plan fees                                      379,379
Trustees' compensation                                                  208,347
Transfer and shareholder servicing agent fees                           180,542
Shareholder communications                                               89,158
Other                                                                    43,016
                                                               -----------------
Total liabilities                                                   307,110,971

--------------------------------------------------------------------------------
NET ASSETS                                                     $    961,521,608
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $        101,406
--------------------------------------------------------------------------------
Additional paid-in capital                                          985,138,717
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (4,000,722)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (9,296,672)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments                          (10,421,121)
                                                               -----------------
NET ASSETS                                                     $    961,521,608
                                                               =================


                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $617,975,949 and 65,146,893 shares of beneficial
interest outstanding)                                                   $  9.49
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                      $  9.96
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $177,695,742 and 18,756,860
shares of beneficial interest outstanding)                              $  9.47
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $105,765,774 and 11,167,866
shares of beneficial interest outstanding)                              $  9.47
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $40,041,118 and 4,221,664
shares of beneficial interest outstanding)                              $  9.48
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $20,043,025 and 2,112,934
shares of beneficial interest outstanding)                              $  9.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                       $     23,077,095
--------------------------------------------------------------------------------
Fee income                                                            1,689,740
--------------------------------------------------------------------------------
Other income                                                             30,214
--------------------------------------------------------------------------------
Portfolio lending fees                                                   16,677
                                                               -----------------
Total investment income                                              24,813,726

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,759,182
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 771,225
Class B                                                                 948,180
Class C                                                                 549,612
Class N                                                                  98,736
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 721,443
Class B                                                                 242,058
Class C                                                                 133,202
Class N                                                                  84,595
Class Y                                                                   3,167
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  64,059
Class B                                                                  31,915
Class C                                                                  12,401
Class N                                                                   2,501
--------------------------------------------------------------------------------
Trustees' compensation                                                   11,607
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,803
--------------------------------------------------------------------------------
Other                                                                    35,383
                                                               -----------------
Total expenses                                                        6,476,069
Less waivers and reimbursements of expenses                            (867,893)
                                                               -----------------
Net expenses                                                          5,608,176

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                19,205,550


                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)          $       (860,084)
Closing and expiration of futures contracts                           1,204,612
Swap contracts                                                          (51,345)
                                                               -----------------
Net realized gain                                                       293,183
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (24,458,786)
Futures contracts                                                       859,080
Swap contracts                                                          (52,313)
                                                               -----------------
Net change in unrealized depreciation                               (23,652,019)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $     (4,153,286)
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS               YEAR
                                                                              ENDED              ENDED
                                                                  FEBRUARY 28, 2006         AUGUST 31,
                                                                        (UNAUDITED)               2005
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $      19,205,550   $     40,665,000
-------------------------------------------------------------------------------------------------------
Net realized gain                                                           293,183          6,909,017
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    (23,652,019)        (7,711,516)
                                                                  -------------------------------------
Net increase (decrease) in net assets resulting from operations          (4,153,286)        39,862,501

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (15,235,043)       (28,761,551)
Class B                                                                  (3,816,430)        (8,224,269)
Class C                                                                  (2,216,753)        (4,322,159)
Class N                                                                    (897,988)        (1,537,304)
Class Y                                                                    (340,387)          (116,040)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                          --         (7,292,104)
Class B                                                                          --         (2,596,070)
Class C                                                                          --         (1,300,111)
Class N                                                                          --           (384,795)
Class Y                                                                          --            (24,917)
-------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                          --         (1,560,900)
Class B                                                                          --           (539,636)
Class C                                                                          --           (284,161)
Class N                                                                          --            (88,929)
Class Y                                                                          --             (5,876)
-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 (26,079,687)       (30,234,986)
Class B                                                                 (26,521,774)       (47,615,648)
Class C                                                                  (9,004,435)       (17,745,157)
Class N                                                                     (26,916)         7,623,862
Class Y                                                                  17,566,644            365,439

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total decrease                                                          (70,726,055)      (104,782,811)
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   1,032,247,663      1,137,030,474
                                                                  -------------------------------------
End of period (including accumulated net investment loss of
$4,000,722 and $699,671 respectively)                             $     961,521,608   $  1,032,247,663
                                                                  =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                   YEAR
                                                      ENDED                                                                  ENDED
                                          FEBRUARY 28, 2006                                                             AUGUST 31,
CLASS A                                         (UNAUDITED)          2005          2004          2003           2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.74     $    9.89     $    9.76     $    9.88     $     9.52    $    9.19
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19 1         .40 1         .38           .28            .54          .51
Net realized and unrealized gain (loss)                (.21)           --           .14          (.10)           .36          .36
                                                  --------------------------------------------------------------------------------
Total from investment operations                       (.02)          .40           .52           .18            .90          .87
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.23)         (.42)         (.37)         (.28)          (.54)        (.54)
Distributions from net realized gain                     --          (.11)         (.02)         (.02)            --           --
Tax return of capital distribution                       --          (.02)           --            --             --           --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.23)         (.55)         (.39)         (.30)          (.54)        (.54)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.49     $    9.74     $    9.89     $    9.76     $     9.88    $    9.52
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (0.22)%        4.15%         5.47%         1.85%          9.75%        9.75%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 617,976     $ 661,163     $ 702,064     $ 830,310     $  853,671    $ 599,659
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 641,729     $ 670,487     $ 746,658     $ 906,353     $  679,657    $ 580,177
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.11%         4.07%         3.80%         2.85%          5.57%        5.46%
Total expenses                                         1.06%         1.06%         1.06%         1.01%          1.06%        0.91%
Expenses after payments and waivers and
reduction to custodian expenses                        0.90%         0.90%         0.98%         1.01%          1.06%        0.91%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39% 4         95% 4         84% 4         72%           121%         215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,330,694,651    $ 2,482,643,621
   Year Ended August 31, 2005                  5,959,020,148      6,246,681,163
   Year Ended August 31, 2004                  5,578,633,006      5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                          FEBRUARY 28, 2006                                                            AUGUST 31,
CLASS B                                         (UNAUDITED)          2005          2004          2003           2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.73     $    9.88     $    9.75     $    9.87     $     9.51    $   9.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .16 1         .32 1         .31           .21            .46         .45
Net realized and unrealized gain (loss)                (.23)          .01           .14          (.10)           .36         .35
                                                  -------------------------------------------------------------------------------
Total from investment operations                       (.07)          .33           .45           .11            .82         .80
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.19)         (.35)         (.30)         (.21)          (.46)       (.47)
Distributions from net realized gain                     --          (.11)         (.02)         (.02)            --          --
Tax return of capital distribution                       --          (.02)           --            --             --          --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.19)         (.48)         (.32)         (.23)          (.46)       (.47)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.47     $    9.73     $    9.88     $    9.75     $     9.87    $   9.51
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (0.70)%        3.37%         4.67%         1.07%          8.93%       8.92%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 177,696     $ 209,494     $ 261,065     $ 370,984     $  393,355    $204,576
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 191,244     $ 231,801     $ 301,926     $ 431,102     $  266,559    $169,440
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.36%         3.33%         3.01%         2.08%          4.74%       4.67%
Total expenses                                         1.86%         1.84%         1.86%         1.78%          1.82%       1.67%
Expenses after payments and waivers and
reduction to custodian expenses                        1.65%         1.65%         1.76%         1.78%          1.82%       1.67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39% 4         95% 4         84% 4         72%           121%        215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,330,694,651    $ 2,482,643,621
   Year Ended August 31, 2005                  5,959,020,148      6,246,681,163
   Year Ended August 31, 2004                  5,578,633,006      5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                          FEBRUARY 28, 2006                                                            AUGUST 31,
CLASS C                                          (UNAUDITED)         2005          2004          2003           2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.72     $    9.88     $    9.75     $    9.87     $     9.50    $   9.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .16 1         .32 1         .31           .21            .46         .45
Net realized and unrealized gain (loss)                (.22)           --           .14          (.10)           .37         .34
                                                  -------------------------------------------------------------------------------
Total from investment operations                       (.06)          .32           .45           .11            .83         .79
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.19)         (.35)         (.30)         (.21)          (.46)       (.47)
Distributions from net realized gain                     --          (.11)         (.02)         (.02)            --          --
Tax return of capital distribution                       --          (.02)           --            --             --          --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.19)         (.48)         (.32)         (.23)          (.46)       (.47)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.47     $    9.72     $    9.88     $    9.75     $     9.87    $   9.50
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (0.60)%        3.27%         4.69%         1.12%          9.05%       8.81%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 105,766     $ 117,783     $ 137,480     $ 192,496     $  205,349    $124,542
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 110,913     $ 122,062     $ 156,925     $ 216,954     $  144,852    $109,060
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.36%         3.33%         3.04%         2.13%          4.76%       4.69%
Total expenses                                         1.83%         1.82%         1.81%         1.74%          1.81%       1.67%
Expenses after payments and waivers and
reduction to custodian expenses                        1.65%         1.65%         1.74%         1.74%          1.81%       1.67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39% 4         95% 4         84% 4         72%           121%        215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,330,694,651    $ 2,482,643,621
   Year Ended August 31, 2005                  5,959,020,148      6,246,681,163
   Year Ended August 31, 2004                  5,578,633,006      5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                          FEBRUARY 28, 2006                                                            AUGUST 31,
CLASS N                                         (UNAUDITED)          2005          2004          2003           2002       2001 1
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.74     $    9.89     $    9.76     $    9.88     $     9.52    $   9.45
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .18 2         .37 2         .34           .24            .50         .25
Net realized and unrealized gain (loss)                (.22)           --           .15          (.10)           .39         .07
                                                  -------------------------------------------------------------------------------
Total from investment operations                       (.04)          .37           .49           .14            .89         .32
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.22)         (.39)         (.34)         (.24)          (.53)       (.25)
Distributions from net realized gain                     --          (.11)         (.02)         (.02)            --          --
Tax return of capital distribution                       --          (.02)           --            --             --          --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.22)         (.52)         (.36)         (.26)          (.53)       (.25)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.48     $    9.74     $    9.89     $    9.76     $     9.88    $   9.52
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    (0.45)%        3.89%         5.13%         1.45%          9.62%       3.50%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  40,041     $  41,127     $  34,067     $  25,947     $   13,453    $    513
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  39,880     $  38,200     $  29,034     $  22,027     $    6,092    $     90
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  3.86%         3.82%         3.52%         2.41%          5.21%       5.54%
Total expenses                                         1.51%         1.53%         1.59%         1.52%          1.31%       0.85%
Expenses after payments and waivers and
reduction to custodian expenses                        1.14%         1.15%         1.29%         1.42%          1.31%       0.85%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39% 5         95% 5         84% 5         72%           121%        215%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,330,694,651    $ 2,482,643,621
   Year Ended August 31, 2005                  5,959,020,148      6,246,681,163
   Year Ended August 31, 2004                  5,578,633,006      5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                          FEBRUARY 28, 2006                                                            AUGUST 31,
CLASS Y                                         (UNAUDITED)          2005          2004          2003           2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.74     $    9.89     $    9.76     $    9.88     $     9.52    $   9.19
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .21 1         .43 1         .42           .33            .56         .56
Net realized and unrealized gain (loss)                (.23)           --           .14          (.10)           .36         .34
                                                  ---------------------------------------------------------------------------------
Total from investment operations                       (.02)          .43           .56           .23            .92         .90
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.23)         (.45)         (.41)         (.33)          (.56)       (.57)
Distributions from net realized gain                     --          (.11)         (.02)         (.02)            --          --
Tax return of capital distribution                       --          (.02)           --            --             --          --
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.23)         (.58)         (.43)         (.35)          (.56)       (.57)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    9.49     $    9.74     $    9.89     $    9.76     $     9.88    $   9.52
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (0.14)%        4.48%         5.88%         2.37%         10.05%      10.10%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  20,043     $   2,681     $   2,354     $   2,602     $    2,861    $  1,522
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  14,674     $   2,524     $   2,377     $   3,133     $    1,933    $    464
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.56%         4.40%         4.20%         3.36%          5.80%       5.83%
Total expenses                                         0.61%         0.58%         0.58%         0.59%          0.83%       1.06% 4
Expenses after payments and waivers and
reduction to custodian expenses                        0.61%         0.58%         0.58%         0.59%          0.81%       0.61%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39% 5         95% 5         84% 5         72%           121%        215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,330,694,651    $ 2,482,643,621
   Year Ended August 31, 2005                  5,959,020,148      6,246,681,163
   Year Ended August 31, 2004                  5,578,633,006      5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session


                     33 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2006, the Fund had purchased $286,202,159 of securities issued on a when-issued basis or forward commitment and sold $80,026,617 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                     34 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 28, 2006, securities with an aggregate market value of $136,941, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,809,556 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2006, it is estimated that the Fund will utilize $293,183 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                     35 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of August 31, 2005, the Fund had available for federal income tax purposes post-October losses of $4,102,739.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2006, the Fund's projected benefit obligations were decreased by $2,714 and payments of $14,347 were made to retired trustees, resulting in an accumulated liability of $154,360 as of February 28, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                     36 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED FEBRUARY 28, 2006     YEAR ENDED AUGUST 31, 2005
                                         SHARES            AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                                  6,453,243   $    61,656,573     18,201,396   $ 177,730,859
Dividends and/or
distributions reinvested              1,362,154        12,962,525      3,316,201      32,315,297
Redeemed                            (10,563,732)     (100,698,785)   (24,577,442)   (240,281,142)
                               ------------------------------------------------------------------
Net decrease                         (2,748,335)  $   (26,079,687)    (3,059,845)  $ (30,234,986)
                               ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                                  1,008,721   $     9,623,268      3,431,412   $  33,508,152
Dividends and/or
distributions reinvested                350,580         3,332,285      1,012,781       9,855,570
Redeemed                             (4,143,223)      (39,477,327)    (9,322,282)    (90,979,370)
                               ------------------------------------------------------------------
Net decrease                         (2,783,922)  $   (26,521,774)    (4,878,089)  $ (47,615,648)
                               ==================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                                  1,082,598   $    10,306,123      2,869,464   $  27,940,960
Dividends and/or
distributions reinvested                199,951         1,899,619        522,828       5,085,042
Redeemed                             (2,229,410)      (21,210,177)    (5,194,614)    (50,771,159)
                               ------------------------------------------------------------------
Net decrease                           (946,861)  $    (9,004,435)    (1,802,322)  $ (17,745,157)
                               ==================================================================


                     37 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                               SIX MONTHS ENDED FEBRUARY 28, 2006     YEAR ENDED AUGUST 31, 2005
                                         SHARES            AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
CLASS N
Sold                                    725,687   $     6,921,210      2,185,762   $  21,313,658
Dividends and/or
distributions reinvested                 87,962           836,927        197,014       1,919,111
Redeemed                               (815,794)       (7,785,053)    (1,602,483)    (15,608,907)
                               ------------------------------------------------------------------
Net increase (decrease)                  (2,145)  $       (26,916)       780,293   $   7,623,862
                               ==================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  7,002,479   $    66,556,924        264,048   $   2,550,959
Dividends and/or
distributions reinvested                 35,663           338,626         14,987         145,986
Redeemed                             (5,200,629)      (49,328,906)      (241,605)     (2,331,506)
                               ------------------------------------------------------------------
Net increase                          1,837,513   $    17,566,644         37,430   $     365,439
                               ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short- term obligations, for the six months ended February 28, 2006, were as follows:

                                             PURCHASES            SALES
      -----------------------------------------------------------------
      Investment securities             $  287,307,959   $  142,741,974
      U.S. government and
      government agency obligations         70,967,189      262,203,125
      To Be Announced (TBA)
      mortgage-related securities        2,330,694,651    2,482,643,621

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $300 million of average annual net assets of the Fund, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $1,196,690 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                     38 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $7,785,060, $2,874,966 and $697,988, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A       CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END         DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
February 28, 2006   $     146,597    $       1,468   $     277,388   $      14,222   $      12,956


                     39 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that "Total Expenses," as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended February 28, 2006, the Manager reimbursed the Fund $499,873, $196,027, $100,247 and $54,918 for Class A, Class B, Class C and Class N shares, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2006, OFS waived $16,828 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


                     40 | OPPENHEIMER U.S. GOVERNMENT TRUST

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2006, the Fund had outstanding futures contracts as follows:

                                                                                   UNREALIZED
                                  EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                   DATES   CONTRACTS   FEBRUARY 28, 2006   (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds              3/22/06-6/21/06       1,288       $ 145,664,750      $   373,692
                                                                                  ------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.            6/30/06         499         101,983,125          (57,107)
U.S. Treasury Nts., 5 yr.            6/30/06          76           7,994,250           (6,170)
U.S. Treasury Nts., 10 yr.   3/22/06-6/21/06       1,131         122,065,688          (43,076)
                                                                                  ------------
                                                                                     (106,353)
                                                                                  ------------
                                                                                  $   267,339
                                                                                  ============

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of February 28, 2006, the Fund had entered into the following interest rate swap agreements:

                                         RATE           RATE
                                      PAID BY    RECEIVED BY
                                  THE FUND AT    THE FUND AT
SWAP                  NOTIONAL   FEBRUARY 28,   FEBRUARY 28,      FLOATING   TERMINATION     UNREALIZED
COUNTERPARTY            AMOUNT           2006           2006    RATE INDEX          DATE   DEPRECIATION
-------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                              Three-Month
Inc.                $1,000,000          4.53%         1.895%         LIBOR        4/2/06        $ 1,842

Index abbreviations are as follows:
LIBOR   London-Interbank Offered Rate


                     41 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of February 28, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                      NOTIONAL  TERMINATION    UNREALIZED
COUNTERPARTY   SWAP DESCRIPTION                             AMOUNT         DATE  APPRECIATION
---------------------------------------------------------------------------------------------
               Received or paid monthly. If the sum
               of the Lehman Brothers CMBS Index
               Payer Payment Amount and the Floating
               Rate Payer Payment Amount is
               positive, the Counterparty will pay
               such amount to the Fund. If the sums
Goldman        are negative, then the Fund shall pay
Sachs Group,   the absolute value of such amount to
Inc. (The)     the Counterparty.                       $10,825,000       6/1/06      $  4,265

Abbreviation is as follows:
CMBS           Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of February 28, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency


                     42 | OPPENHEIMER U.S. GOVERNMENT TRUST
or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of February 28, 2006, the Fund had on loan securities valued at $14,191,620. Collateral of $14,410,611 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
10. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


                     43 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     44 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                     45 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan, Charles Moon, and Antulio N. Bomfim and the Manager's High Grade investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other general U.S. government funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general U.S. government funds and other funds with comparable asset levels and distribution features. The Board noted that, although the Fund's contractual management fees were higher than its peer group median and average, its actual management fees and total expenses were lower than its peer group median and average.


                     46 | OPPENHEIMER U.S. GOVERNMENT TRUST

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     47 | OPPENHEIMER U.S. GOVERNMENT TRUST


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    April 19, 2006